Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 19, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	First Federal of Northern Michigan Bancorp, Inc.
Entity Central Index Key	0001128227
Entity Filer Category	Smaller Reporting Company
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Trading Symbol	FFNM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,884,049
Entity Public Float			$ 11,100,000